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                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                                    A Shares
                            (formerly Advisor Shares)

                       SUPPLEMENT DATED FEBRUARY 18, 1999
                    TO THE PROSPECTUS DATED JANUARY 18, 1999


CLASS NAME CHANGES
Effective February 18, 1999, Advisor Shares of the Funds are renamed A Shares. This class of shares bears a front-end sales charge. The Funds' current Class A Shares, which do not bear a front-end sales charge and are offered through a separate prospectus, are renamed N Shares.

SALES CHARGES
As described on page 45 of the Prospectus, A Shares of the Funds are sold with a front-end sales charge (applied when an investment is made), subject to certain exceptions. The tables below replace the information in the table on page 45 of the Prospectus with regard to the amount of the sales charge.

                                  EQUITY FUNDS

                                                 SALES CHARGE         DEALER
                                                   AS A % OF         ALLOWANCE
                                       SALES      NET AMOUNT         AS A % OF
     AMOUNT OF PURCHASE               CHARGES      INVESTED       OFFERING PRICE
     Less than $50,000                 5.50%         5.82%             5.00%
     $50,000 to $99,999                4.50          4.71              4.00
     $100,000 to $249,999              3.50          3.63              3.25
     $250,000 to $499,999              2.50          2.56              2.25
     $500,000 to $999,999              2.00          2.04              1.75
     $1,000,000 and over               0.00          0.00              1.00

         CONVERTIBLE SECURITIES FUND, TAX-EXEMPT BOND FUND AND BOND FUND

                                                 SALES CHARGE         DEALER
                                                   AS A % OF         ALLOWANCE
                                       SALES      NET AMOUNT         AS A % OF
     AMOUNT OF PURCHASE               CHARGES      INVESTED       OFFERING PRICE
     Less than $50,000                 4.50%         4.71%             4.25%
     $50,000 to $99,999                4.25          4.43              4.00
     $100,000 to $249,999              3.50          3.63              3.25
     $250,000 to $499,999              2.50          2.56              2.25
     $500,000 to $999,999              2.00          2.04              1.75
     $1,000,000 and over               0.00          0.00              1.00
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       INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND
                        INTERMEDIATE GOVERNMENT BOND FUND

                                                 SALES CHARGE         DEALER
                                                   AS A % OF         ALLOWANCE
                                       SALES      NET AMOUNT         AS A % OF
     AMOUNT OF PURCHASE               CHARGES      INVESTED       OFFERING PRICE
     Less than $50,000                 3.50%         3.63%             3.25%
     $50,000 to $99,999                3.25          3.36              3.00
     $100,000 to $249,999              2.50          2.56              2.25
     $250,000 to $499,999              2.00          2.04              1.75
     $500,000 to $999,999              1.50          1.52              1.25
     $1,000,000 and over               0.00          0.00              1.00

CONTINGENT DEFERRED SALES CHARGE. As described on page 46 of the Prospectus, A Share purchases of $1,000,000 or more, for which no initial sales charge is assessed, will be subject to a contingent deferred sales charge if redeemed within the first two years.

The table below replaces the information on page 46 of the Prospectus with regard to the amount of this charge and the periods for which it applies.

                                    ALL FUNDS

                                                 CONTINGENT DEFERRED
                                                    SALES CHARGE
                                               AS A % OF DOLLAR AMOUNT
     PERIOD SHARES HELD                           SUBJECT TO CHARGE
     Less than one year                                  1.00%
     One to two years                                    0.50

Footnote 1 on page 11 is correspondingly modified to reflect a two-level contingent deferred sales charge over a two-year period.

SERVICE FEES
As described on page 41 of the Prospectus, the Funds' Service Plan relating to A Shares allows for payments to financial institutions, broker-dealers and other service organizations for shareholder support and distribution services they provide. The maximum rate payable under the Servicing Plan is 0.35% of the average daily net assets of A Shares. Normally, payments to service organizations cover shares held after twelve months from the share purchase date and are paid quarterly in arrears. The current service fee rates for the Equity Funds and the Fixed Income Funds are 0.35% and 0.25%, respectively.


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                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares

                       SUPPLEMENT DATED FEBRUARY 18, 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998


CLASS NAME CHANGES
Effective February 18, 1999, Advisor Shares of the Funds, which bear a front-end sales charge and are offered through a separate prospectus, are renamed A Shares. The Funds' current Class A Shares, which do not bear a front-end sales charge and also are offered through a separate prospectus, are renamed N Shares. Institutional Shares will not be renamed.




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                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                    N Shares
                            (formerly Class A Shares)

                       SUPPLEMENT DATED FEBRUARY 18, 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998


CLASS NAME CHANGES
Effective February 18, 1999, Class A Shares of the Funds are renamed N Shares. This class of shares does not bear a front-end sales charge. The Funds' Advisor Shares, which bear a front-end sales charge and are offered through a separate prospectus, are renamed A Shares.